Derivative financial instrument liabilities (Details 2) - Derivative Warrant Liabilities [Member] - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2024	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Share price	$ 0.36	$ 0.39
Dividend yield	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	4.08%	3.82%
Expected volatility	43.00%	47.00%
Remaining term (in years)	1 year 2 months 12 days	1 year 6 months
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	4.22%	4.13%
Expected volatility	45.00%	49.00%
Remaining term (in years)	2 years 2 months 12 days	2 years 4 months 24 days